BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of pro forma financial information
For the year ended December 31, 2012, pro forma adjustments reflected below include an increase of $13.4 million in amortization of intangible assets.

Year Ended December 31, 2012
(In thousands, except per share data)
Revenue	$2,875,903
Net earnings attributable to IAC shareholders	166,869
Basic earnings per share attributable to IAC shareholders	1.93
Diluted earnings per share attributable to IAC shareholders	1.79